LORD ABBETT SECURITIES TRUST

Supplement dated November 28, 2012 to the

Prospectus and Statement of Additional Information dated March 1, 2012

In the Prospectus and Statement of Additional Information dated March 1, 2012, all references to Growth Leaders Fund (the “Fund”) are deleted and superseded by the Fund’s Prospectus and Statement of Additional Information dated November 28, 2012.

Please retain this document for your future reference.